Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of quantitative information about the significant unobservable inputs used in Level 3 fair value measurements
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2020.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$102,167	$42,738	$—		$144,905
Municipal	—	528,272	16,281		544,553
Corporate - public	—	3,122,120	5,560		3,127,680
Corporate - privately placed	—	1,021,072	4,975		1,026,047
Foreign government	—	72,087	—		72,087
MBS	—	3,602	—		3,602
Total fixed income securities	102,167	4,789,891	26,816		4,918,874
Equity securities	243,076	590	7,771		251,437
Short-term investments	112,293	20,752	—		133,045
Other investments: Free-standing derivatives	—	8,451	23	$(377)	8,097
Separate account assets	286,751	—	—		286,751
Other assets	—	—	313,900		313,900
Total recurring basis assets	$744,287	$4,819,684	$348,510	$(377)	$5,912,104
% of total assets at fair value	12.6%	81.5%	5.9%	—%	100.0%

Investments reported at NAV					108,487
Total					$6,020,591

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(20,193)		$(20,193)
Other liabilities: Free-standing derivatives	—	(5,808)	—	$287	(5,521)
Total recurring basis liabilities	$—	$(5,808)	$(20,193)	$287	$(25,714)
% of total liabilities at fair value	—%	22.6%	78.5%	(1.1)%	100.0%
The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2019.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$2,250	$50,564	$—		$52,814
Municipal	—	530,584	21,696		552,280
Corporate - public	—	2,688,680	5,221		2,693,901
Corporate - privately placed	—	962,072	19,272		981,344
Foreign government	—	140,166	—		140,166
MBS	—	13,857	—		13,857
Total fixed income securities	2,250	4,385,923	46,189		4,434,362
Equity securities	265,195	858	8,080		274,133
Short-term investments	124,763	99,335	—		224,098
Other investments: Free-standing derivatives	—	6,008	75	$(846)	5,237
Separate account assets	265,546	—	—		265,546
Other assets	—	—	231,491		231,491
Total recurring basis assets	$657,754	$4,492,124	$285,835	$(846)	$5,434,867
% of total assets at fair value	12.1%	82.6%	5.3%	—%	100.0%

Investments reported at NAV					109,066
Total					$5,543,933

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(16,653)		$(16,653)
Other liabilities: Free-standing derivatives	—	(2,920)	—	$15	(2,905)
Total recurring basis liabilities	$—	$(2,920)	$(16,653)	$15	$(19,558)
% of total liabilities at fair value	—%	15.0%	85.1%	(0.1)%	100.0%

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2020
Other assets – Structured settlement annuity reinsurance agreement	$313,900	Stochastic cash flow model	Ultimate reinvestment spreads	119.0 - 226.0 basis points	170.3 basis points
Derivatives embedded in life contracts – equity-indexed and forward starting options	$(19,478)	Stochastic cash flow model	Projected option cost	3.9 - 4.2%	4.01%
December 31, 2019
Other assets – Structured settlement annuity reinsurance agreement	$231,491	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 203.6 basis points	165.7 basis points
Derivatives embedded in life contracts - equity indexed and forward starting options	$(14,239)	Stochastic cash flow model	Projected option cost	3.9 - 4.2%	4.00%

Schedule of rollforward of Level 3 assets and liabilities held at fair value on a recurring basis
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2019	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2020
Assets
Fixed income securities:
Municipal	$21,696	$(30)	$87	$6,013	$(10,619)	$—	$(866)	$—	$—	$16,281
Corporate - public	5,221	1	338	—	—	—	—	—	—	5,560
Corporate - privately placed	19,272	11	(168)	2,141	(11,130)	—	(4,685)	—	(466)	4,975
Total fixed income securities	46,189	(18)	257	8,154	(21,749)	—	(5,551)	—	(466)	26,816
Equity securities	8,080	(310)	—	—	—	1	—	—	—	7,771
Free-standing derivatives, net	75	(38)	—	—	—	25	—	—	(39)	23	(1)
Other assets	231,491	82,409	—	—	—	—	—	—	—	313,900
Total recurring Level 3 assets	$285,835	$82,043	$257	$8,154	$(21,749)	$26	$(5,551)	$—	$(505)	$348,510
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(16,653)	$(1,822)	$—	$—	$—	$—	$—	$(2,763)	$1,045	$(20,193)
Total recurring Level 3 liabilities	$(16,653)	$(1,822)	$—	$—	$—	$—	$—	$(2,763)	$1,045	$(20,193)
____________________
(1)Comprises $23 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2020.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(1,467)	$83,510	$1,699	$(3,521)	$80,221
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2018	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2019
Assets
Fixed income securities:
Municipal	$20,821	$—	$1,695	$—	$—	$—	$(820)	$—	$—	$21,696
Corporate - public	6,761	1	542	—	(2,083)	—	—	—	—	5,221
Corporate - privately placed	11,190	6	422	13,987	—	—	—	—	(6,333)	19,272
Total fixed income securities	38,772	7	2,659	13,987	(2,083)	—	(820)	—	(6,333)	46,189
Equity securities	12,162	2,653	—	—	(16)	210	(6,768)	—	(161)	8,080
Free-standing derivatives, net	394	(200)	—	—	—	18	—	—	(137)	75	(1)
Other assets	169,386	62,105	—	—	—	—	—	—	—	231,491
Total recurring Level 3 assets	$220,714	$64,565	$2,659	$13,987	$(2,099)	$228	$(7,588)	$—	$(6,631)	$285,835
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(3,801)	$(1,664)	$—	$(10,128)	$—	$—	$—	$(1,283)	$223	$(16,653)
Total recurring Level 3 liabilities	$(3,801)	$(1,664)	$—	$(10,128)	$—	$—	$—	$(1,283)	$223	$(16,653)
____________________
(1)Comprises $75 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(535)	$65,100	$987	$(2,651)	$62,901
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income	OCI	Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$21,178	$—	$(357)	$—	$—	$—	$—	$—	$—	$20,821
Corporate - public	7,312	1	(383)	—	—	—	—	—	(169)	6,761
Corporate - privately placed	55,979	4	(639)	—	(22,957)	—	—	—	(21,197)	11,190
ABS	15,205	—	(205)	—	—	—	—	—	(15,000)	—
Total fixed income securities	99,674	5	(1,584)	—	(22,957)	—	—	—	(36,366)	38,772
Equity securities	7,159	2,600	(5)	—	—	3,723	(1,315)	—	—	12,162
Free-standing derivatives, net	336	65	—	—	—	66	—	—	(73)	394	(1)
Other assets	166,290	3,096	—	—	—	—	—	—	—	169,386
Total recurring Level 3 assets	$273,459	$5,766	$(1,589)	$—	$(22,957)	$3,789	$(1,315)	$—	$(36,439)	$220,714
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(4,796)	$995	$—	$—	$—	$—	$—	$—	$—	$(3,801)
Total recurring Level 3 liabilities	$(4,796)	$995	$—	$—	$—	$—	$—	$—	$—	$(3,801)
____________________
(1)Comprises $394 thousand of assets.
The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2018.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$3	$5,763	$(326)	$1,321	$6,761

Schedule of change in unrealized gains and losses included in net income for Level 3 assets and liabilities held	The table below provides valuation changes included in net income and OCI for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2020	2019	2018
Assets
Fixed income securities:
Municipal	$(30)	$—	$—
Corporate - public	1	1	1
Corporate - privately placed	2	2	2
Total fixed income securities	(27)	3	3
Free-standing derivatives, net	(38)	(200)	65
Equity securities	(310)	82	2,594
Other assets	82,409	62,105	3,096
Total recurring Level 3 assets	$82,034	$61,990	$5,758

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(1,822)	$(1,664)	$995
Total recurring Level 3 liabilities	$(1,822)	$(1,664)	$995
Total included in net income	$80,212	$60,326	$6,753

Components of net income
Net investment income	$(1,467)	$(535)	$3
Realized capital gains (losses)	83,501	62,525	5,755
Contract benefits	1,699	987	(326)
Interest credited to contractholder funds	(3,521)	(2,651)	1,321
Total included in net income	$80,212	$60,326	$6,753

Assets
Municipal	$87
Corporate - public	338
Corporate - privately placed	27
Changes in unrealized net capital gains and losses reported in OCI (1)	$452
___________________
(1)Effective January 1, 2020, the Company adopted the fair value accounting standard that prospectively requires the disclosure of valuation changes reported in OCI.
Schedule of carrying values and fair value estimates of financial instruments not carried at fair value
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

($ in thousands)		December 31, 2020		December 31, 2019
Financial assets	Fair value level	Amortized cost, net	Fair value	Amortized cost, net	Fair value
Mortgage loans	Level 3	$621,702	$660,862	$733,258	$764,201

Financial liabilities	Fair value level	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Contractholder funds on investment contracts	Level 3	$1,504,295	$1,735,933	$1,605,574	$1,730,341
Liability for collateral	Level 2	76,393	76,393	158,111	158,111
___________________
(1)Represents the amounts reported on the Statements of Financial Position